Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION
Operating Segment Information
The Companies have three reportable segments: “Wacoal business (domestic),” “Wacoal business (overseas),” and “Peach John,” which are based on their location and brands. These segments represent components of the Companies for which separate financial information is available and for which operating profit (loss) is reviewed regularly by the management in deciding how to allocate the Companies’ resources and in assessing their performance. The accounting policies used for these reportable segments are the same as those described in the summary of significant accounting policies in Note 1.
“Wacoal business (domestic)” segment primarily produces and sells innerwear (consisting of foundation, lingerie, nightwear and children’s innerwear), outerwear, sportswear and hosiery. “Wacoal business (overseas)” segment produces and sells innerwear (consisting of foundation, lingerie, nightwear and children’s innerwear), outerwear, sportswear and hosiery. “Peach John” segment produces and sells innerwear (consisting of foundation, lingerie, nightwear and children’s innerwear), outerwear, and other textile-related products, which are sold with “Peach John” brand.
Information about operating results and assets for each segment as of and for the years ended March 31, 2011, 2010 and 2009 was as follows:

	Millions of Yen
	Wacoal	Wacoal
	Business	Business
2011	(Domestic)	(Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥110,856	¥20,052	¥11,711	¥23,107		¥165,726
Intersegment	2,134	6,121	76	4,588	¥(12,919)

Total	112,990	26,173	11,787	27,695	(12,919)	165,726
Operating cost and expenses:
Operating cost and expenses	107,370	24,852	12,763	27,357	(12,919)	159,423
Amortization on other intangible assets (Note 8)			276			276
Impairment charges on goodwill (Note 20)			836			836
Impairment charges on other intangible assets (Note 20)			936			936

Total	107,370	24,852	14,811	27,357	(12,919)	161,471

Operating profit (loss)	5,620	1,321	(3,024)	338		4,255

Total assets	202,054	26,788	21,453	20,910	(55,860)	215,345

	Millions of Yen
	Wacoal	Wacoal
	Business	Business
2010	(Domestic)	(Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥113,929	¥18,899	¥13,224	¥17,245		¥163,297
Intersegment	1,793	6,226	7	3,204	¥(11,230)

Total	115,722	25,125	13,231	20,449	(11,230)	163,297
Operating cost and expenses:
Operating cost and expenses	111,180	23,795	13,053	21,115	(11,230)	157,913
Amortization on other intangible assets (Note 8)			480			480
Impairment charges on goodwill (Note 20)				71		71
Impairment charges on other intangible assets (Note 20)			1,023			1,023

Total	111,180	23,795	14,556	21,186	(11,230)	159,487

Operating profit (loss)	4,542	1,330	(1,325)	(737)		3,810

Total assets	205,136	26,632	24,803	20,535	(53,719)	223,387

	Millions of Yen
	Wacoal	Wacoal
	Business	Business
2009	(Domestic)	(Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥124,228	¥22,323	¥14,893	¥10,832		¥172,276
Intersegment	1,765	6,148	5	2,943	¥(10,861)

Total	125,993	28,471	14,898	13,775	(10,861)	172,276
Operating cost and expenses:
Operating cost and expenses	118,523	26,903	13,515	13,587	(10,861)	161,667
Amortization on other intangible assets (Note 8)			480			480

Total	118,523	26,903	13,995	13,587	(10,861)	162,147

Operating profit (loss)	7,470	1,568	903	188		10,129

Total assets	198,590	25,406	27,030	13,751	(51,291)	213,486

	Thousands of U.S. Dollars
	Wacoal	Wacoal
	Business	Business
2011	(Domestic)	(Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	$1,339,487	$242,291	$141,506	$279,205		$2,002,489
Intersegment	25,786	73,961	918	55,437	$(156,102)

Total	1,365,273	316,252	142,424	334,642	(156,102)	2,002,489
Operating cost and expenses:
Operating cost and expenses	1,297,366	300,290	154,217	330,558	(156,102)	1,926,329
Amortization on other intangible assets (Note 8)			3,335			3,335
Impairment charges on goodwill (Note 20)			10,101			10,101
Impairment charges on other intangible assets (Note 20)			11,310			11,310

Total	1,297,366	300,290	178,963	330,558	(156,102)	1,951,075

Operating profit (loss)	67,907	15,962	(36,539)	4,084		51,414

Total assets	2,441,445	323,683	259,219	252,658	(674,963)	2,602,042

The Companies account for intersegment sales and transfers at cost plus a markup. Operating profit (loss) represents net sales less operating costs and expenses. Amortization and impairment charges on other intangible assets only represent amortization and impairment charges on customer relationships or trademark related to the acquisition of Peach John, and do not include any other intangibles such as software.
Products and Service Information
Information by products and services for the years ended March 31, 2011, 2010 and 2009 was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Innerwear:
Foundation and lingerie	¥116,285	¥116,068	¥123,368	$1,405,087
Nightwear	8,725	9,438	11,019	105,425
Children’s underwear	1,476	1,608	1,950	17,835

Sub total	126,486	127,114	136,337	1,528,347

Outerwear/Sportswear	¥17,400	¥17,241	¥15,498	$210,247
Hosiery	1,666	1,701	1,657	20,130
Other textile goods and related products	7,498	7,462	6,270	90,599
Others	12,676	9,779	12,514	153,166

Total	¥165,726	¥163,297	¥172,276	$2,002,489

Geographic Information
Information by major geographic area as of and for the years ended March 31, 2011, 2010 and 2009 was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Net sales:
Japan	¥145,136	¥144,048	¥149,927	$1,753,697
Asia	9,155	7,885	7,573	110,621
Americas and Europe	11,435	11,364	14,776	138,171

Consolidated	¥165,726	¥163,297	¥172,276	$2,002,489

Long-lived assets:
Japan	¥45,820	¥47,392	¥45,221	$553,649
Asia	2,344	2,527	1,827	28,323
Americas and Europe	1,581	1,901	1,991	19,103

Consolidated	¥49,745	¥51,820	¥49,039	$601,075

Net sales are attributed to countries or areas based on the location of sellers.
Countries or areas are classified according to geographical proximity. Long-lived assets represent property, plant and equipment.